Business Combinations (Tables)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

	Dakota Growers	Dymatize	Golden Boy	Michael Foods
Cash and cash equivalents	$2.9	$1.8	$—	$69.1
Restricted cash	—	—	—	3.4
Receivables	25.3	22.7	16.4	155.2
Income tax receivable	—	—	—	62.5
Inventories	43.4	41.0	29.8	175.7
Deferred income taxes	0.3	3.0	—	2.1
Prepaid expenses and other current assets	0.4	0.7	0.7	7.5
Property	86.0	15.7	10.5	328.3
Goodwill	160.5	104.1	154.1	1,186.7
Other intangible assets	150.0	257.9	131.5	1,344.3
Other assets	1.0	0.1	—	8.0
Current portion of long-term debt	—	—	—	(3.7)
Accounts payable	(5.6)	(17.7)	(10.3)	(109.0)
Other current liabilities	(25.7)	(7.9)	(8.4)	(79.5)
Long-term debt	—	—	—	(8.4)
Deferred income taxes	(78.4)	(29.5)	(33.8)	(555.4)
Other liabilities	(0.2)	—	(2.1)	(9.5)
Total acquisition cost	$359.9	$391.9	$288.4	$2,577.3

	Attune	Hearthside	PNC
Cash and cash equivalents	$—	$—	$2.1
Receivables	0.5	5.5	11.3
Inventories	2.6	6.3	23.9
Deferred income taxes	—	—	6.9
Prepaid expenses and other current assets	0.1	0.2	2.8
Property	0.1	15.6	0.7
Goodwill	3.6	71.5	47.2
Other intangible assets	3.8	63.5	112.6
Accounts payable	(1.3)	(2.1)	(15.6)
Other current liabilities	(0.2)	(0.3)	(2.4)
Deferred income taxes	—	(0.3)	(2.8)
Other liabilities	—	—	(0.7)
Total acquisition cost	$9.2	$159.9	$186.0

Business Acquisition, Pro Forma Information [Table Text Block]

	2014	2013	2012
Pro forma net sales	$3,965.2	$3,874.7	$1,143.6
Pro forma net (loss) earnings available to common stockholders	$(329.9)	$11.0	$42.3
Pro forma basic (loss) earnings per share	$(8.31)	$0.34	$1.23
Pro forma diluted (loss) earnings per share	$(8.31)	$0.33	$1.23